[LOGO OF EATON                               [PHOTO OF BRICK WALL AND EDUCATION
VANCE APPEARS HERE]                                    SIGN APPEARS HERE]



Semiannual Report March 31, 1997



                                      EV

                                   MARATHON

                                   NATIONAL
[PHOTO OF HIGHWAY
APPEARS HERE]                     MUNICIPALS

                                     FUND



                                  Eaton Vance
                     Global Management-Global Distribution


[PHOTO OF BRIDGE APPEARS HERE]

                                                                       Marathon

EV Marathon National Municipals Fund as of March 31, 1997

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------


-----------

[PHOTO OMITTED]

-----------

Thomas M. Metzold,
Portfolio Manager

Investment Environment
--------------------------------------------------------------------------------

   The Economy

 . The U.S. economy in the second half of 1996 was favorable for the bond markets, as continued moderate growth and low inflation combined with a reduced federal budget deficit. Against this back-drop, bond yields finished the year lower than at mid-year.

 . The first quarter of 1997 has been marked by stronger-than-expected economic growth, a tightening labor market, and increasing uneasiness over inflation, which remains low. First quarter Gross Domestic Product (GDP) grew at a remarkably fast annual rate of 5.6%, the strongest quarterly growth in over a decade.

 . Consumer spending surged 6.4% in the first quarter of 1997, aided by rising employment and a milder-than-normal winter in some parts of the nation. Consumer spending had increased by 3.4% in the final quarter of 1996.

   The Bond Market

 .  At its March 25 meeting, the Federal Reserve raised the Federal Funds Target
   Rate 0.25% in an effort to slow the economy and make a preemptory strike at inflation.

 . In response to 1997's economic events and the increase in short-term interest rates, the bond market has sold off somewhat. The yield on the 30-year Treasury Bond - a widely held gauge of bond market sentiment - rose to 7.08% on March 31 from 6.64% at the end of 1996. Despite a subsequent rally in bond prices since March 31, investors remain concerned about further rate hikes by the Federal Reserve.

 . During the past six months, the municipal bond market has outperformed the Treasury market. As discussion of the flat-tax faded from the political agenda in 1996, investors focused on the excellent values that tax-exempt bonds represent.

The Fund
--------------------------------------------------------------------------------

   The Past Six Months

 . During the six months ended March 31, 1997, the Fund had a total return of 2.2%./1/

 . This return resulted from a decrease in net asset value per share to $9.84 on March 31, 1997 from $9.90 on September 30, 1996, and the reinvestment of $0.276 per share in tax-free income dividends./2/

 . Based on the Fund's most recent dividend, and a net asset value of $9.48 per share, the Fund's distribution rate on March 31, 1997 was 5.64%.

 . To equal 5.64% in a taxable investment, a couple in the 36% combined federal and state tax bracket would need a yield of 8.81%.

   Management Discussion

 . The Fund has benefited from investments in a wide range of projects and special situations, producing higher-than-average yields while maintaining strong underlying fundamentals. In a difficult interest rate environment, these bonds generally held their values well while continuing to pay high tax-exempt income.

 . Unlike the broader market, which is typically sensitive to interest rate movements, this Fund's holdings tend to be more credit-driven. As a result, their performance is more dependent on the fundamentals and financial strength of the underlying projects that secure the bonds.

 . The Fund remains well-diversified, with strength in the industrial development, health care, and transportation sectors.

--------------------------------------------------------------------------------
Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
================================================================================

/1/ This return does not include the maximum 5% applicable contingent deferred sales charge (CDSC).

/2/ A portion of the Fund's income could be subject to federal income tax and/ or alternative minimum tax.

/3/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect applicable CDSC on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/4/ Based on market value as of 3/31/97. May not represent the Portfolio's current or future investments.

--------------------------------------------------------------------------------
Fund Information
as of March 31, 1997


Performance/3/                                       5 Largest Sectors/4/                         Portfolio Overview/4/
-------------------------------------------------    -----------------------------------          ----------------------------------

                                                     By total investments                         Number of Issues            237

Average Annual Total Returns (at net asset value)
-------------------------------------------------    Industrial revenue/pollution control 17.1%   Average Maturity      24.8 Yrs.
One Year                                   5.9%
Ten Years                                  6.5       Escrowed 12.3%                               Effective Maturity    13.4 Yrs.


SEC Average Annual Total Returns (including maximum  Hospitals 10.6%                              Average Rating               A-
---------------------------------------------------
applicable CDSC)                                     Nursing Homes 7.7%                           Average Call          10.1 Yrs.
----------------
One Year                                   0.9%      Transportation 6.7%                          Average Dollar Price     $91.45
Ten Years                                  6.5



EV Marathon National Municipals Fund as of March 31, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of March 31, 1997
Assets
-------------------------------------------------------------------------------------------
Investment in National Municipals Portfolio, at value (Note 1A)
      (identified cost, $1,849,855,072)                                $   1,996,973,611
Receivable for Fund shares sold                                                1,137,500
-------------------------------------------------------------------------------------------
Total assets                                                           $   1,998,111,111
-------------------------------------------------------------------------------------------


Liabilities
-------------------------------------------------------------------------------------------
Dividends payable                                                      $       4,312,905
Payable for Fund shares redeemed                                               2,863,334
Accrued expenses                                                               1,387,749
-------------------------------------------------------------------------------------------
Total liabilities                                                      $       8,563,988
-------------------------------------------------------------------------------------------
Net Assets for 202,222,648 shares of
      beneficial interest outstanding                                  $   1,989,547,123
-------------------------------------------------------------------------------------------


Sources of Net Assets
-------------------------------------------------------------------------------------------
Paid-in capital                                                        $   1,937,423,944
Accumulated undistributed net realized loss on investment
     transactions (computed on the basis of identified cost)                 (97,028,532)
Accumulated undistributed net investment income                                2,033,172
Unrealized appreciation of investments (computed on the
     basis of identified cost)                                               147,118,539
-------------------------------------------------------------------------------------------
Total                                                                  $   1,989,547,123
-------------------------------------------------------------------------------------------


Net Asset Value, Offering and Redemption
Price Per Share (Note 6)
-------------------------------------------------------------------------------------------
($1,989,547,123 / 202,222,648 shares of
      beneficial interest outstanding)                                 $            9.84
-------------------------------------------------------------------------------------------


Statement of Operations


For the Six Months Ended
March 31, 1997
Investment Income (Note 1B)
-------------------------------------------------------------------------------------------
Interest income allocated from Portfolio                               $      73,456,953
Expenses allocated from Portfolio                                             (5,552,331)
-------------------------------------------------------------------------------------------
Net investment income from Portfolio                                   $      67,904,622
-------------------------------------------------------------------------------------------


Expenses
-------------------------------------------------------------------------------------------
Compensation of Trustees not members of the
     Administrator's organization (Note 4)                             $           1,591
Distribution fees (Note 5)                                                    10,227,398
Transfer and dividend disbursing agent fees                                      649,388
Printing and postage                                                             200,311
Registration fees                                                                 27,413
Custodian fee                                                                     12,000
Legal and accounting services                                                     10,875
Miscellaneous                                                                     71,947
-------------------------------------------------------------------------------------------
Total expenses                                                         $      11,200,923
-------------------------------------------------------------------------------------------


Net investment income                                                  $      56,703,699
-------------------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
-------------------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)                   $      14,380,163
     Financial futures contracts                                             (17,961,983)
-------------------------------------------------------------------------------------------
Net realized loss on investment transactions                           $      (3,581,820)
-------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investment transactions                                           $     (12,486,056)
     Financial futures contracts                                               5,412,395
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
     of investments                                                    $      (7,073,661)
-------------------------------------------------------------------------------------------

Net realized and unrealized loss on investments                        $     (10,655,481)
-------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations                   $      46,048,218
-------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Marathon National Municipals Fund as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                            Six Months Ended
Increase (Decrease)                         March 31, 1997             Year Ended
in Net Assets                               (Unaudited)                September 30, 1996
----------------------------------------------------------------------------------------------
From operations --
     Net investment income                  $      56,703,699            $     121,825,796
     Net realized gain (loss)
         on investments                            (3,581,820)                   1,458,622
     Net change in unrealized
         appreciation
         (depreciation)
         of investments                            (7,073,661)                  20,708,208
----------------------------------------------------------------------------------------------
Net increase in net assets
     from operations                        $      46,048,218            $     143,992,626
----------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
     From net investment income             $     (57,293,844)           $    (121,100,027)
----------------------------------------------------------------------------------------------
Total distributions to shareholders         $     (57,293,844)           $    (121,100,027)
----------------------------------------------------------------------------------------------
Transactions in shares of beneficial
     interest (Note 3)  --

     Proceeds from sale of shares           $     114,033,395            $     395,101,590
     Net asset value of shares
         issued to shareholders
         in payment of
         distributions declared                    21,142,474                   46,400,860
     Cost of shares redeemed                     (236,014,730)                (554,003,400)
----------------------------------------------------------------------------------------------
Net decrease in net assets from
     Fund share transactions                $    (100,838,861)           $    (112,500,950)
----------------------------------------------------------------------------------------------

Net decrease in net assets                  $    (112,084,487)           $     (89,608,351)
----------------------------------------------------------------------------------------------


Net Assets
----------------------------------------------------------------------------------------------
At beginning of period                      $   2,101,631,610            $   2,191,239,961
----------------------------------------------------------------------------------------------
At end of period                            $   1,989,547,123            $   2,101,631,610
----------------------------------------------------------------------------------------------


Accumulated undistributed net
investment income included in net
assets
----------------------------------------------------------------------------------------------
At end of period                            $       2,033,172            $       2,623,317
----------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Marathon National Municipals Fund as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights



                                                                                       Six Months Ended     Year Ended September 30,
                                                                                       March 31, 1997     --------------------------
                                                                                       (Unaudited)           1996           1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                                   $    9.900      $    9.800     $    9.410
------------------------------------------------------------------------------------------------------------------------------------


Income from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $    0.274      $    0.557     $    0.570
Net realized and unrealized gain (loss) on investments                                       (0.058)          0.096          0.395
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                                                      $    0.216      $    0.653     $    0.965
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                               $   (0.276)     $   (0.553)    $   (0.570)
In excess of net investment income                                                               --              --         (0.005)
In excess of net realized gain on investments                                                    --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                      $   (0.276)     $   (0.553)    $   (0.575)
------------------------------------------------------------------------------------------------------------------------------------


Net asset value -- End of period                                                         $    9.840      $    9.900     $    9.800
------------------------------------------------------------------------------------------------------------------------------------


Total Return /(1)/                                                                             2.16%           6.84%         10.60%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                                  $1,989,547      $2,101,632     $2,191,240
Ratio of net expenses to average net assets /(2)(3)/                                           1.62%+          1.55%          1.53%
Ratio of net expenses to average net assets after custodian fee reduction /(2)/                1.62%+          1.54%          1.52%
Ratio of net investment income to average net assets                                           5.49%+          5.62%          6.00%

Portfolio Turnover /(4)/                                                                         --              --             --
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                  Year Ended September 30,
                                                                                        -------------------------------------------
                                                                                            1994            1993            1992
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                                  $   10.570      $    9.820      $    9.430
------------------------------------------------------------------------------------------------------------------------------------


Income from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   $    0.556      $    0.553      $    0.568
Net realized and unrealized gain (loss) on investments                                      (1.043)          0.856           0.490
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                                                     $   (0.487)     $    1.409      $    1.058
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                              $   (0.556)     $   (0.553)     $   (0.568)
In excess of net investment income                                                          (0.077)         (0.106)         (0.100)
In excess of net realized gain on investments                                               (0.040)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                     $   (0.673)     $   (0.659)     $   (0.668)
------------------------------------------------------------------------------------------------------------------------------------


Net asset value -- End of period                                                        $    9.410      $   10.570      $    9.820
------------------------------------------------------------------------------------------------------------------------------------


Total Return /(1)/                                                                           (4.82)%         14.90%          11.67%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                                 $2,171,901      $2,090,482      $1,491,904
Ratio of net expenses to average net assets /(2)(3)/                                          1.51%           1.67%           1.79%
Ratio of net expenses to average net assets after custodian fee reduction /(2)/                 --              --              --
Ratio of net investment income to average net assets                                          5.54%           5.43%           5.88%

Portfolio Turnover /(4)/                                                                        --              10%             54%
------------------------------------------------------------------------------------------------------------------------------------

 +     Annualized.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(3)/ The expense ratios for the year ended September 30, 1995 and periods thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior periods have not been adjusted to reflect this change.

/(4)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See notes to financial statements

EV Marathon National Municipals Fund as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



1    Significant Accounting Policies
     ---------------------------------------------------------------------------
     EV Marathon National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in National Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (94.8% at March 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

     C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At
     September 30, 1996, the Fund, for federal income tax purposes had a capital loss carryover of $93,534,883 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2003 ($8,244,733) and September 30, 2004 ($85,290,150). Additionally, at September 30, 1996, net capital losses of $5,556,597 attributable to security transactions incurred after October 31, 1995, are treated as arising on the first day of the Fund's current taxable year. Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     D Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

     E Other -- Investment transactions are accounted for on a trade-date basis.

     F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the statement of operations.

     G Interim Financial Information -- The interim financial statements relating to March 31, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2    Distributions to Shareholders
     ---------------------------------------------------------------------------
     The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly.

EV Marathon National Municipals Fund as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D




     Distributions of allocated realized gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.


3    Shares of Beneficial Interest
     ---------------------------------------------------------------------------
     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                               Six Months Ended
                                               March 31, 1997         Year Ended
                                               (Unaudited)            September 30, 1996
     ------------------------------------------------------------------------------------
     Sales                                           11,410,868               39,934,229
     Issued to shareholders electing to
        receive payments of distributions
        in Fund shares                                2,114,355                4,686,466

     Redemptions                                    (23,610,185)             (55,965,893)
     ------------------------------------------------------------------------------------

     Net decrease                                   (10,084,962)             (11,345,198)
     ------------------------------------------------------------------------------------

4    Investment Adviser Fee and Other Transactions with Affiliates
     ---------------------------------------------------------------------------
     Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's of BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Certain officers and Trustees of the Fund and of the Portfolio are officers and/or directors/trustees of the above organizations.


5    Distribution Plan
     ---------------------------------------------------------------------------
     The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of each Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid $7,753,143, to EVD representing 0.75% (annualized) of average daily net assets. At March 31, 1997 the amount of Uncovered Distribution Charges of EVD calculated under the Plan for the Fund was approximately $28,948,000.

     In addition, the Plan authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Fund paid or accrued service fees to or payable to EVD for the six months ended March 31, 1997 in the amount of $2,474,255. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

     Certain officers and Trustees of the Fund are officers or directors of EVD.

EV Marathon National Municipals Fund as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



6    Contingent Deferred Sales Charge
     ---------------------------------------------------------------------------
     A contingent deferred sales charge (CDSC) is imposed on any redemption of Fund shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (See Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $2,280,000 of CDSC paid by shareholders for the period ended March 31, 1997.


7    Investment Transactions
     ---------------------------------------------------------------------------
     Increases and decreases in the Fund's investment in the National Municipals Portfolio aggregated $118,548,061 and $288,805,110, respectively, for the six months ended March 31, 1997.

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)    Security                 Value
--------------------------------------------------------------------------

Assisted Living -- 5.9%
--------------------------------------------------------------------------
NR         NR       $  6,035     Arizona Health
                                 Facilities Authority,
                                 Mesa Project, 7.625%,
                                 1/1/26                    $   5,663,365

NR         NR         17,070     Bell County, TX,
                                 Health Facilities,
                                 (Care Institute Inc.),
                                 9.00%, 11/1/24               18,529,144

NR         NR          5,000     Chester County, PA,
                                 Industrial Development
                                 Board (Senior Life
                                 Choice of Paoli,
                                 L.P.), 8.05%, 1/1/24          5,077,150

NR         NR          3,060     Chester County, PA,
                                 Kimberton Project
                                 (AMT), 8.50%, 9/1/25          3,213,245

NR         NR         12,555     Dekalb Private
                                 Hospital, GA
                                 (GF/Atlanta), 8.50%,
                                 3/1/25                       12,975,467

NR         NR          5,000     Delaware County, PA,
                                 Glen Riddle Project
                                 (AMT), 8.625%, 9/1/25         5,245,800

NR         NR          4,215     Florence, KY, Housing
                                 Facilities (Blue Grass
                                 RHF Housing, Inc.),
                                 9.50%, 7/1/17                 4,239,152

NR         NR         15,000     Illinois Development
                                 Finance Authority
                                 (Care Institute,
                                 Inc.), 7.80%, 6/1/25         14,619,450

NR         NR         15,000     Louisiana Housing
                                 Finance Agency (HCC
                                 Assisted Living Group)
                                 (AMT), 9.00%, 3/1/25         15,797,550

NR         NR          4,605     New Jersey Economic
                                 Development Authority
                                 (Chelsea at East
                                 Brunswick Project)
                                 (AMT), 8.25%, 10/1/20         4,568,252

NR         NR         10,000     New Jersey Economic
                                 Development Authority,
                                 Forsgate Project,
                                 (AMT), 8.625%, 6/1/25        10,484,100

NR         NR          7,915     Roseville, MN, Elder
                                 Care Facility (Care
                                 Institute, Inc.),
                                 7.75%, 11/1/23                7,999,374

NR         NR         12,430     St. Paul, MN, Housing
                                 and Redevelopment
                                 (Care Institute,
                                 Inc.), Highland Park,
                                 8.75%, 11/1/24               13,385,121

NR         NR       $  5,000     Village of North
                                 Syracuse, NY, Housing
                                 Authority (AJM Senior
                                 Housing, Inc., Janus
                                 Park), 8.00%, 6/1/24      $   4,973,350
--------------------------------------------------------------------------
                                                           $ 126,770,520
--------------------------------------------------------------------------

Cogeneration -- 5.1%
--------------------------------------------------------------------------
NR         NR       $ 20,250     Maryland Energy, AES
                                 Warrior Run Project
                                 (AMT), 7.40%, 9/1/19      $  21,243,263

NR         A+         30,775     New Jersey Economic
                                 Development Authority,
                                 Vineland Cogeneration
                                 Limited Partnership
                                 Project (AMT), 7.875%,
                                 6/1/19                       33,068,968

NR         NR          9,950     Palm Beach County,
                                 Solid Waste Industrial
                                 Development Revenue
                                 (Osceola Power) (AMT),
                                 6.95%, 1/1/22                 8,319,792

NR         NR         18,450     Pennsylvania Economic
                                 Development Authority,
                                 Northampton Generating
                                 Project (AMT), 6.60%,
                                 1/1/19                       18,200,372

NR         NR          5,000     Pennsylvania Economic
                                 Development Authority,
                                 Northampton Generating
                                 Project, Junior Liens
                                 (AMT), 6.95%, 1/1/21          4,890,750

NR         NR          7,000     Pennsylvania Economic
                                 Development Authority,
                                 Northampton Generating
                                 Project, Junior Liens,
                                 (AMT), 6.875%, 1/1/11         6,849,500

NR         NR          6,100     Pennsylvania Economic
                                 Development Authority,
                                 Northampton Generation
                                 Project, (AMT), 6.50%,
                                 1/1/13                        5,986,784

NR         NR         10,000     Pennsylvannia Economic
                                 Development Authority,
                                 Colver Project, (AMT),
                                 8.05%, 12/1/15               10,649,100
--------------------------------------------------------------------------
                                                           $ 109,208,529
--------------------------------------------------------------------------

Colleges and Universities -- 0.4%
--------------------------------------------------------------------------
NR         BBB-     $  3,000     Massachusetts Health
                                 and Educational
                                 Facilities (Nichols
                                 College), 7.00%,
                                 10/1/20                   $   3,145,560

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)    Security                 Value
--------------------------------------------------------------------------

Colleges and Universities (continued)
--------------------------------------------------------------------------
 NR        NR       $  4,360     New Hampshire Higher
                                 Educational and Health
                                 (Franklin Pierce Law
                                 Center), 7.50%, 7/1/22    $   4,421,127
--------------------------------------------------------------------------
                                                           $   7,566,687
--------------------------------------------------------------------------

Electric Utilities -- 0.3%
--------------------------------------------------------------------------
NR         NR       $  5,000     West Feliciana, LA,
                                 Gulf States Utilities
                                 Company Project,
                                 (AMT), 9.00%, 5/1/15      $   5,535,000
--------------------------------------------------------------------------
                                                           $   5,535,000
--------------------------------------------------------------------------

Escrowed / Prerefunded -- 12.3%
--------------------------------------------------------------------------
NR         AAA      $ 65,000     Bakersfield, CA,
                                 Bakersfield Assisted
                                 Living Center, 0%,
                                 4/15/21                   $  12,376,650

NR         NR          2,200     Bexar County, TX,
                                 Health Facilities (St.
                                 Luke's Lutheran),
                                 7.00%, 5/1/21                 2,560,140

NR         AAA        27,870     Colorado Health
                                 Facilities Authority,
                                 Retirement Housing,
                                 Liberty Heights
                                 Project, 0%, 7/15/20          5,464,192

Aaa        NR         29,600     Colorado Health
                                 Facilities Authority,
                                 Retirement Housing,
                                 Liberty Heights
                                 Project, 0%, 7/15/22          5,045,616

Aa         NR          5,000     Colorado Housing
                                 Finance Authority,
                                 Retirement Housing,
                                 Liberty Heights
                                 Project, 7.55%, 11/1/27       5,510,450

Aaa        NR        225,500     Dawson Ridge
                                 Metropolitan District
                                 Number 1, Douglas
                                 County, CO, 0%, 10/1/22      40,479,504

Baa        AAA        10,000     Detroit, MI, Unlimited
                                 Tax, 8.70%, 4/1/10           11,311,600

Baa        AAA         3,500     Detroit, MI, Unlimited
                                 Tax, Series 1991,
                                 8.00%, 4/1/11                 3,972,815

NR         NR          7,000     Florida Mid-Bay Bridge
                                 Authority, 6.875%,
                                 10/1/22                       8,090,390

NR         AAA       186,555     Illinois Development
                                 Finance Authority,
                                 Regency Park at
                                 Lincolnwood, 0%,
                                 7/15/23                      29,651,052

NR         AAA        30,360     Illinois Development
                                 Finance Authority,
                                 Regency Park at
                                 Lincolnwood, 0%,
                                 7/15/25                       4,161,142

NR         NR          4,500     Illinois, Chicago
                                 Osteopathic Health
                                 Systems, 7.25%, 5/15/22       5,337,630

NR         NR          4,650     Illinois, Chicago
                                 Osteopathic Heath
                                 Systems, 7.125%,
                                 5/15/11                       5,298,629

NR         AAA         4,000     Jackson County, OK
                                 (Jackson County
                                 Memorial Hospital),
                                 9.00%, 8/1/15                 4,147,200

NR         AAA        12,750     Louisiana Public
                                 Facilities Authority
                                 (Southern Baptist
                                 Hospitals, Inc.),
                                 8.00%, 5/15/12               14,978,573

Aaa        NR        138,000     Mississippi Housing
                                 Finance Corp., Single
                                 Family (AMT), 0%,
                                 6/1/15                       47,986,739

Ba1        AAA         3,090     Montgomery County, PA
                                 (United Hospitals,
                                 Inc.), 7.50%, 11/1/13         3,318,598

Ba1        AAA         2,000     Montgomery County, PA
                                 (United Hospitals,
                                 Inc.), 7.50%, 11/1/14         2,147,960

Ba1        AAA         3,465     Montgomery County, PA
                                 (United Hospitals,
                                 Inc.), 7.50%, 11/1/15         3,721,341

Aaa        NR          6,130     North Salt Lake
                                 Municipal Building
                                 Authority, Davis
                                 County, UT., 8.625%,
                                 12/1/17                       7,316,032

NR         AAA         4,000     Philadelphia, PA
                                 Municipal Water
                                 Finance Authority,
                                 7.00%, 8/1/18                 4,352,480

NR         NR          3,465     Scottsdale, AZ,
                                 Industrial Development
                                 Authority (Westminster
                                 Village, Inc.),
                                 10.00%, 6/1/07                3,602,768

Aaa        AAA        19,165     Texas Turnpike
                                 Authority (Houston
                                 Ship Channel Bridge),
                                 12.625%, 1/1/20/(1)/         26,287,864

NR         AAA         5,120     Vermont Education and
                                 Health Buildings
                                 Financing Agency,
                                 Northwestern Medical
                                 Center Project, 9.75%,
                                 9/1/18                        5,614,541
--------------------------------------------------------------------------
                                                           $ 262,733,906
--------------------------------------------------------------------------

Hospitals -- 10.6%
--------------------------------------------------------------------------
NR         BBB      $  7,000     Arizona Health
                                 Facilities, Phoenix
                                 Memorial, 8.20%, 6/1/21   $   7,548,520


                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D




Ratings (Unaudited)
--------------------  Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)    Security                 Value
---------------------------------------------------------------------------

Hospitals (continued)
---------------------------------------------------------------------------
 NR        NR       $  2,425     Berlin, MD (Atlantic
                                 General), 8.375%,
                                 6/1/22                    $   2,500,975

 Baa       NR         10,180     Chaves County, NM
                                 (Eastern New Mexico
                                 Medical Center),
                                 7.25%, 12/1/22               10,706,001

 NR        BBB-        3,000     Colorado Health
                                 Facilities (National
                                 Jewish Center For
                                 Immunology and
                                 Respiratory Medicine),
                                 6.875%, 2/15/12               3,042,210

 NR        BBB-        5,015     Colorado Health
                                 Facilities (National
                                 Jewish Center For
                                 Immunology and
                                 Respiratory Medicine),
                                 7.10%, 2/15/22                5,078,139

 Baa       BBB        32,000     Colorado Health
                                 Facilities (Rocky
                                 Mountain Adventist
                                 Healthcare), 6.625%,
                                 2/1/22                       32,681,279

 NR        AAA       177,055     Colorado Health
                                 Facilities Authority,
                                 Retirement Housing,
                                 Liberty Heights
                                 Project, 0%, 7/15/24         26,239,551

 Baa1      NR          4,000     Crossville, TN, Health
                                 and Educational
                                 Financing Authority
                                 (Cumberland Medical
                                 Center), 6.75%, 11/1/12       4,100,400

 NR        BBB+          250     Denison, TX, Hospital
                                 Authority (Texoma
                                 Medical Center),
                                 6.125%, 8/15/17/(2)/            244,995

 NR        BBB+        2,500     Denison, TX, Hospital
                                 Authority (Texoma
                                 Medical Center),
                                 6.125%, 8/15/27/(2)/          2,424,450

 Baa1      BBB+        6,000     District of Columbia
                                 (Washington Hospital
                                 Center Issue-Medlantic
                                 Healthcare Group,
                                 Inc.), 7.125%, 8/15/19        6,284,160

 NR        A-          5,000     Dubuque, IA, Finley
                                 Hospital Project,
                                 6.875%, 1/1/12                5,305,650

 NR        BBB-        5,545     Grove City Area
                                 Hospital Authority, PA
                                 (United Community
                                 Hospital), 8.125%,
                                 7/1/12                        5,632,833

 NR        BBB-        4,000     Hawaii Department of
                                 Budget and Finance,
                                 Special Purpose
                                 Mortgage Revenue
                                 (Wahiawa General
                                 Hospital), 7.50%,
                                 7/1/12                        4,239,600

 NR        NR          4,620     Health Services
                                 Authority of Hazelton,
                                 Luzerne County, PA
                                 (Hazleton-Saint Joseph
                                 Medical Center),
                                 8.375%, 7/1/12                5,449,198

 Baa1      NR          1,000     Illinois Health
                                 Facilities Authority
                                 (Holy Cross Hospital),
                                 6.70%, 3/1/14                 1,027,930

 Baa1      NR          2,650     Illinois Health
                                 Facilities Authority
                                 (Holy Cross Hospital),
                                 6.75%, 3/1/24                 2,723,856

 Baa2      NR          4,500     Indiana Health
                                 Facility Financing
                                 Authority (Memorial
                                 Hospital and Health
                                 Care Center), 7.40%,
                                 3/1/22                        4,749,255

 A3        BBB+        3,750     Louisiana Public
                                 Facilities Authority
                                 (Woman's Hospital
                                 Foundation), 7.25%,
                                 10/1/22                       3,990,713

 NR        BBB         8,250     Louisiana Public
                                 Finance Authority,
                                 General Health Systems
                                 Project, 6.80%, 11/1/16       8,351,558

 Baa       BBB-       10,000     Maricopa County, AZ
                                 (Sun Health
                                 Corporation), 8.125%,
                                 4/1/12                       10,952,000

 Baa       NR          2,000     Marshall County, AL
                                 (Guntersville-Arab
                                 Medical Center),
                                 7.00%, 10/1/09                2,090,340

 Baa       NR          2,000     Marshall County, AL
                                 (Guntersville-Arab
                                 Medical Center),
                                 7.00%, 10/1/13                2,084,580

 Baa3      BB          3,900     Massachusetts HEFA
                                 (Milford-Whitinsville
                                 Hospital), 7.75%,
                                 7/15/17                       4,085,640

 Ba2       NR          5,000     Mississippi Hospital
                                 Equipment and
                                 Facilities Authority
                                 (Magnolia Hospital),
                                 7.375%, 10/1/21               5,068,000

 A3        BBB+       10,000     Philadelphia, PA
                                 (Albert Eistein
                                 Medical Center),
                                 7.00%, 10/1/21               10,447,100

 Ba2       BBB+        9,000     Philadelphia, PA,
                                 Graduate Health System
                                 Obligated Group,
                                 6.625%, 7/1/21                8,828,640

 Baa       NR          2,000     Prince George's
                                 County, MD (Greater
                                 SouthEast Healthcare
                                 System), 6.375%, 1/1/23       1,941,960

 Baa1      BBB+       10,000     Randolph County
                                 Building Commission,
                                 WV (Davis Memorial
                                 Hospital), 7.65%,
                                 11/1/21                      10,700,600

 NR        BBB-        8,000     Scranton-Lackawanna
                                 Health and Welfare
                                 Authority, PA (Moses
                                 Taylor Hospital),
                                 8.25%, 7/1/09                 8,564,000

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)    Security                 Value
---------------------------------------------------------------------------

Hospitals (continued)
---------------------------------------------------------------------------
 NR        BBB-     $  4,500     Scranton-Lackawanna
                                 Health and Welfare
                                 Authority, PA (Moses
                                 Taylor Hospital),
                                 8.50%, 7/1/20             $   4,849,560

 Baa3      BBB         8,000     South Dakota Health
                                 and Educational
                                 Finance Authority,
                                 Prarie Lakes Health
                                 Care System Issue,
                                 7.25%, 4/1/22                 8,423,200

 NR        NR          4,900     Winslow, AZ,
                                 Industrial Development
                                 Authority (Winslow
                                 Memorial Hospital),
                                 9.50%, 6/1/22                 5,395,880
---------------------------------------------------------------------------
                                                           $ 225,752,773
---------------------------------------------------------------------------

Hotels -- 0.3%
---------------------------------------------------------------------------
 NR        NR       $  1,046     Illinois Development
                                 Finance Authority
                                 (Comfort Inn -
                                 O'Hare), 2.50%, 5/1/16    $     575,053

 NR        NR          1,929     Illinois Development
                                 Finance Authority
                                 (Comfort Inn -
                                 O'Hare), 10.00%, 5/1/16       2,082,860

 NR        NR          1,025     Kirksville, MO,
                                 Industrial Development
                                 Authority (Holiday
                                 Inn), 10.50%, 7/1/03/(3)/       461,250

 NR        NR          3,615     Kirksville, MO,
                                 Industrial Development
                                 Authority (Holiday
                                 Inn), 11.00%, 7/1/16/(3)/     1,626,750

 NR        NR          4,205     Niagara County, NY,
                                 Industrial Development
                                 Authority
                                 (Wintergarden Inn
                                 Associates), 9.75%,
                                 6/1/11/(3)/                   1,682,000
---------------------------------------------------------------------------
                                                           $   6,427,913
---------------------------------------------------------------------------

Housing -- 2.8%
---------------------------------------------------------------------------
 Aa        AA-      $  9,600     California Housing
                                 Finance Agency (AMT),
                                 Residual Interest
                                 Bonds, Variable,
                                 8/1/23/(4)/               $  10,020,000

 NR        NR          9,405     Lake Creek Affordable
                                 Housing Corp.,
                                 Multifamily Housing,
                                 8.00%, 12/1/23                9,742,357

 NR        NR          8,000     Los Angeles County
                                 Housing Authority, CA,
                                 Multifamily Housing,
                                 Corporate Fund for
                                 Housing Projects,
                                 10.50%, 12/1/29               7,853,520

 NR        NR       $  1,300     Lucas County, County
                                 Creek Project (AMT),
                                 8.00%, 7/1/26                 1,243,411

 NR        A           1,000     Maricopa County, AZ,
                                 Industrial Development
                                 Authority,
                                 Multifamily, 6.45%,
                                 1/1/17                        1,019,690

 NR        A           5,675     Maricopa County, AZ,
                                 Industrial Development
                                 Authority,
                                 Multifamily, 6.625%,
                                 1/1/27                        5,797,410

 NR        NR          2,185     Minneapolis Community
                                 Development,
                                 Multifamily (Lindsay
                                 Brothers), 1.50%,
                                 12/1/07                       1,127,242

 NR        NR          3,240     Minneapolis Community
                                 Development,
                                 Multifamily (Lindsay
                                 Brothers), 9.50%,
                                 12/1/07                       3,394,678

 NR        NR          4,740     North Little Rock, AR,
                                 Residential Housing
                                 Facilities (Parkstone
                                 Place), 9.75%, 8/1/21         4,942,445

 NR        NR          8,745     North Miami, FL,
                                 Health Care Facilities
                                 (The Imperial Club),
                                 9.25%, 1/1/13                 9,701,616

 NR        NR          4,000     North Miami, FL,
                                 Health Care Facilities
                                 (The Imperial Club),
                                 10.00%, 1/1/13                3,805,120

 NR        NR          1,600     Pittsfield Township,
                                 MI (Economic
                                 Development Corp),
                                 7.875%, 8/15/27               1,476,928
---------------------------------------------------------------------------
                                                           $  60,124,417
---------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 17.1%
---------------------------------------------------------------------------
 Baa2      BBB      $ 23,660     Alliance Airport
                                 Authority Texas,
                                 (Federal Express),
                                 (AMT), 6.375%, 4/1/21     $  23,651,246

 NR        NR          7,500     Austin, TX (Cargoport
                                 Development LLC)
                                 (AMT), 8.30%, 10/1/21         7,577,400

 NR        NR          2,000     Camden County, NJ,
                                 Holt Hauling and
                                 Warehousing System,
                                 Inc. Project (AMT),
                                 9.875%, 1/1/21                2,212,900

 Baa2      NR          3,000     Camden, AL, MacMillan
                                 Bloedel Project,
                                 7.75%, 5/1/09                 3,209,340

 Baa2      BBB+        6,050     Carbon County, UT
                                 (Laidlaw) (AMT),
                                 7.50%, 2/1/10                 6,634,188

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)    Security                 Value
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue (continued)
--------------------------------------------------------------------------------
 Baa2      BB+      $ 28,000     Chicago, IL, O'Hare
                                 International
                                 (American Airlines),
                                 7.875%, 11/1/25           $  30,265,479

 Baa2      BB+        20,275     Chicago, IL, O'Hare
                                 International,
                                 (American Airlines),
                                 8.20%, 12/1/24               23,763,922

 NR        NR          4,140     College Park, GA
                                 (Airport Parking
                                 Venture), 7.00%,
                                 5/15/16                       3,696,606

 Baa1      BBB        24,000     Courtland, AL
                                 (Champion
                                 International
                                 Corporation) (AMT),
                                 7.00%, 6/1/22                25,024,320

 Baa2      BB+        41,000     Dallas-Fort Worth,
                                 TX, International
                                 Airport Facility
                                 (American Airlines),
                                 7.25%, 11/1/30               43,900,749

 Baa3      BB         52,500     Denver, CO, (United
                                 Airlines) (AMT),
                                 6.875%, 10/1/32              54,393,149

 Ba1       BB+        12,175     Farmington, NM,
                                 Pollution Control
                                 Revenue, 6.375%, 4/1/22      12,254,138

 Baa1      BBB        11,480     Gulf Coast Waste
                                 Disposal, TX (Champion
                                 International Corp.)
                                 (AMT), 6.875%, 12/1/28       11,937,593

 NR        NR          5,928     Gwinnett County, GA
                                 (Plastics/Packaging,
                                 Inc.) (AMT), 9.00%,
                                 5/1/13/(3)/                   3,556,542

 NR        NR          6,500     Kimball, NE, Economic
                                 Development Authority,
                                 (Clean Harbors Inc.)
                                 (AMT), 10.75%, 9/1/26         6,550,050

 NR        NR          2,000     Los Angeles
                                 International Airport
                                 (Continental Airlines)
                                 (AMT), 9.00%, 8/1/08          2,117,500

 Baa1      BBB        10,000     Maine Finance
                                 Authority, (Great
                                 Northern Paper, Inc.,
                                 Project - Bowater
                                 Inc.) (AMT), 7.75%,
                                 10/1/22                      10,851,200

 NR        BBB         5,000     Maine Solid Waste
                                 Disposal (Boise
                                 Cascade Corp.) (AMT),
                                 7.90%, 6/1/15                 5,400,750

 NR        NR          1,700     Massachusetts
                                 Industrial Finance
                                 Agency (Boston Beer
                                 Co.) (AMT), 11.50%,
                                 7/15/07                       1,781,566

 Baa1      BBB         5,000     McMinn County, TN
                                 (Calhoun Newsprint Co.
                                 Project - Bowater
                                 Inc.) (AMT), 7.40%,
                                 12/1/22                       5,366,100

 NR        NR         10,000     Michigan Strategic
                                 (S.D. Warren Co.),
                                 7.375%, 1/15/22              10,378,700

 NR        NR         15,000     Michigan Strategic
                                 (S.D. Warren Co.),
                                 7.375%, 1/15/22              15,568,050

 NR        NR          4,100     Middleboro, MA (Read
                                 Corp.), 9.50%, 10/1/10        4,096,761

 NR        NR         17,000     New Jersey Economic
                                 Development Authority
                                 (Holt Hauling and
                                 Warehouse), 7.80%,
                                 12/15/16                     16,966,170

 NR        NR          1,500     New Jersey Economic
                                 Development Authority
                                 (Holt Hauling and
                                 Warehouse), 7.80%,
                                 12/15/16                      1,496,880

 Baa2      BBB-        7,500     Pennsylvania
                                 (MacMillan Bloedel)
                                 (AMT), 7.60%, 12/1/20         8,311,050

 NR        BBB+       10,000     Pennsylvania (Sun
                                 Company, Inc.), (AMT),
                                 7.60%, 12/1/24               11,078,100

 B1        B           2,000     Riverdale Village, IL,
                                 ACME Metals, Inc.
                                 Project (AMT), 7.95%,
                                 4/1/25                        1,989,340

 B1        B           2,585     Riverdale Village, IL,
                                 ACME Metals, Inc.
                                 Project, (AMT), 7.90%,
                                 4/1/24                        2,683,489

 NR        NR          4,000     Savannah, GA
                                 (Intercat-Savannah
                                 Inc.) (AMT), 9.00%,
                                 1/1/15                        4,234,800

 Aa3       NR          2,605     Savannah, GA
                                 (Intercat-Savannah,
                                 Inc.) (AMT), 9.75%,
                                 7/1/10                        2,773,049

 NR        NR          1,000     State of Ohio, Solid
                                 Waste (Republic
                                 Engineered Steel,
                                 Inc.) (AMT), 9.00%,
                                 6/1/21                        1,006,630
--------------------------------------------------------------------------------
                                                           $ 364,727,757
--------------------------------------------------------------------------------

Insured Electric Utilities -- 4.9%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 32,000     Intermountain Power
                                 Agency, UT (MBIA),
                                 5.75%, 7/1/19 /(2)/       $  31,386,879

 Aaa       AAA        10,000     Intermountain Power
                                 Agency, UT (MBIA),
                                 6.00%, 7/1/16                10,011,000

 Aaa       AAA        10,000     Los Angeles, CA,
                                 Department of Water
                                 and Power (MBIA),
                                 5.00%, 10/15/33               8,557,800

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D




Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)    Security                 Value
-------------------------------------------------------------------------
Insured Electric Utilities (continued)
-------------------------------------------------------------------------
 Aaa       AAA      $ 21,000     Sacramento, CA, Municipal
                                 Utility District, (MBIA),
                                 4.75%, 9/1/21/(1)/        $  17,598,000

 Aaa       AAA        16,500     Sacramento, CA, Municipal
                                 Utility District, (MBIA),
                                 Variable, 11/15/15/(4)/      15,035,625

 Aaa       AAA         7,500     South Carolina Public
                                 Services, Forwards,
                                 Series 96A, (FGIC),
                                 5.75%, 1/1/22                 7,348,950

 Aaa       AAA        15,350     South Carolina Public
                                 Services, Residual
                                 Interest Bonds,
                                 (FGIC), Variable,
                                 1/1/25/(4)/                  11,205,500

 Aaa       AAA         2,675     Washington Public
                                 Power Supply System,
                                 Nuclear Project Number
                                 2, (MBIA), 14.375%,
                                 7/1/01                        3,326,684
-------------------------------------------------------------------------
                                                           $ 104,470,438
-------------------------------------------------------------------------

Insured General Obligations -- 1.2%
-------------------------------------------------------------------------
 Aaa       AAA      $ 19,500     State of California
                                 (FGIC), 4.75%, 9/1/23     $  16,277,625

 Aaa       AAA        10,000     State of California
                                 (FSA), 4.75%, 9/1/18          8,476,800
-------------------------------------------------------------------------
                                                           $  24,754,425
-------------------------------------------------------------------------

Insured Hospitals -- 0.9%
-------------------------------------------------------------------------
 Aaa       AAA      $ 10,000     Louisville, KY
                                 (Alliant Health
                                 System, Inc.) (MBIA),
                                 Variable, 10/1/14/(4)/    $  11,112,500

 Aaa       AAA         7,000     Montgomery, PA
                                 (Abington Memorial
                                 Hospital) (AMBAC),
                                 Variable, 7/5/11/(4)/         7,936,250
-------------------------------------------------------------------------
                                                           $  19,048,750
-------------------------------------------------------------------------

Insured Housing -- 0.4%
-------------------------------------------------------------------------
 NR        NR       $  7,525     SCA Multifamily
                                 Mortgage, Industrial
                                 Development Board,
                                 Hamilton County, TN,
                                 (AMT) (FSA), 7.35%,
                                 1/1/30                    $   8,154,692
-------------------------------------------------------------------------
                                                           $   8,154,692
-------------------------------------------------------------------------

Insured Industrial Development Revenue / Pollution Control
Revenue -- 0.5%
-------------------------------------------------------------------------
 Aaa       AAA      $ 11,950     Chicago, IL (The
                                 Peoples Gas Light and
                                 Coke Company) (AMT),
                                 (AMBAC), Residual
                                 Interest Bonds,
                                 Variable, 12/1/23/(4)/    $  10,665,375
-------------------------------------------------------------------------
                                                           $  10,665,375
-------------------------------------------------------------------------

Insured Special Tax Revenue -- 5.9%
-------------------------------------------------------------------------
 Aaa       AAA      $ 20,000     Los Angeles County,
                                 CA, Metropolitan
                                 Transportation
                                 (AMBAC), 4.75%, 7/1/18    $  17,007,200

 Aaa       AAA        92,995     Metropolitan Pier and
                                 Exposition Authority,
                                 IL, McCormick Place
                                 Expansion Project
                                 (FGIC), 0%,
                                 6/15/29                      13,142,053

 Aaa       AAA        92,995     Metropolitan Pier and
                                 Exposition Authority,
                                 IL, McCormick Place
                                 Expansion Project,
                                 (MBIA), 0%,
                                 6/15/28                      13,978,078

 NR        NR          9,800     Metropolitan Pier and
                                 Exposition Authority,
                                 IL, McCormick Place
                                 Expansion Project,
                                 Residual Interest
                                 Bonds, (MBIA), Variable,
                                 6/15/27/(4)/                  9,677,500

 Aaa       AAA        10,655     Rancho Mirage, CA,
                                 Water District
                                 Financing, (AMBAC),
                                 4.75%, 8/15/21                8,930,169

 Aaa       AAA        13,350     Rancho Mirage, CA,
                                 Whitewater
                                 Redevelopment Project,
                                 (MBIA), 5.00%, 4/1/24/(1)/   11,729,043

 Aaa       AAA         3,415     Regional Transportation
                                 Authority, LA (FGIC), 0%,
                                 12/1/12                       1,398,613

 Aaa       AAA        10,935     Regional Transportation
                                 Authority, LA (FGIC), 0%,
                                 12/1/15                       3,673,395

 Aaa       AAA        10,000     Regional Transportation
                                 Authority, LA (FGIC), 0%,
                                 12/1/21                       2,307,600

 Aaa       AAA        40,000     South Orange, CA, Public
                                 Financing, Foothill Area,
                                 (FGIC), 5.50%, 8/15/15/(1)/  37,746,399

 Aaa       AAA         7,000     Utah Municipal Finance Corp.,
                                 Local Government Revenue,
                                 (FSA), 0%, 3/1/10             3,395,560


                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)    Security                 Value
-----------------------------------------------------------------------------

Insured Special Tax Revenue (continued)
-----------------------------------------------------------------------------
 Aaa       AAA      $  6,000     Utah Municipal Finance
                                 Corp., Local
                                 Government Revenue,
                                 (FSA), 0%, 3/1/11         $   2,733,420
-----------------------------------------------------------------------------
                                                           $ 125,719,030
-----------------------------------------------------------------------------

Insured Transportation -- 3.8%
-----------------------------------------------------------------------------
 Aaa       AAA      $ 23,015     Massachusetts State
                                 Turnpike Authority
                                 (FGIC), 5.125%,
                                  1/1/23                   $  20,624,202

 Aaa       AAA        19,000     Massachusetts State
                                 Turnpike Authority
                                 (MBIA), 5.00%,
                                 1/1/20                       16,839,510

 Aaa       AAA         1,000     Massachusetts State
                                 Turnpike Authority
                                 (MBIA), 5.00%,
                                 1/1/20                          886,290

 Aaa       AAA        14,400     Metropolitan
                                 Washington DC Airport
                                 Authority (MBIA),
                                 Variable, 4/1/21/(4)/        13,464,000

 Aaa       AAA        18,200     Mobile, AL, Airport
                                 Authority (MBIA),
                                 6.375%, 10/1/14/(1)/         19,238,128

 Baa       AAA        10,000     Triborough Bridge and
                                 Tunnel Authority,
                                 (MBIA), Variable,
                                 1/1/19/(4)/                  10,062,500
-----------------------------------------------------------------------------
                                                           $  81,114,630
-----------------------------------------------------------------------------

Insured Water and Sewer -- 1.2%
-----------------------------------------------------------------------------
 Aaa       AAA      $ 10,000     Detroit, MI, Sewer
                                 Revenue (FGIC),
                                 Variable, 7/1/23/(4)/     $   8,925,000

 Aaa       AAA         7,150     Harrisburg, PA, Water
                                 Revenue Bonds,
                                 Residual Interest
                                 Bonds (FGIC),
                                 Variable, 8/11/16/(4)/        5,916,625

 Aaa       AAA        10,000     New York City
                                 Municipal Water
                                 Finance Authority,
                                 (FSA), Variable,
                                 6/15/21/(4)/                 10,462,500
-----------------------------------------------------------------------------
                                                           $  25,304,125
-----------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 0.6%
-----------------------------------------------------------------------------
 NR        NR       $  6,645     Hardeman County, TN
                                 (Correctional
                                 Facilities Corp.),
                                 7.75%, 8/1/17             $   6,660,616

 NR        A-       $  3,500     Plymouth County, MA
                                 (Plymouth County
                                 Correctional
                                 Facility), 7.00%, 4/1/22      3,842,860

 NR        NR          2,500     Saint Louis, MO,
                                 Convention and Sports
                                 Facility, 7.90%,
                                 8/15/21                       2,912,750
-----------------------------------------------------------------------------
                                                           $  13,416,226
-----------------------------------------------------------------------------

Life Care -- 6.1%
-----------------------------------------------------------------------------
 NR        NR       $  8,616     Albuquerque, NM, First
                                 Mortgage Industrial
                                 Development Revenue,
                                 (La Vida Llena
                                 Retirement Center),
                                 8.625%, 2/1/20            $   8,980,198

 NR        NR          7,000     Albuquerque, NM, First
                                 Mortgage Industrial
                                 Development Revenue,
                                 (La Vida Llena
                                 Retirement Center),
                                 8.85%, 2/1/23                 7,479,500

 NR        NR          5,744     Albuquerque, NM, First
                                 Mortgage Industrial
                                 Development Revenue,
                                 (La Vida Llena
                                 Retirement Center),
                                 2.25%, 2/1/23                 2,014,191

 NR        NR         10,000     Atlantic Beach, Fixed
                                 Rate Improvement,
                                 Fleet Landing Project,
                                 8.00%, 6/1/24                10,550,800

 NR        NR          5,200     Kansas City, MO
                                 Industrial Development
                                 Authority (Kingswood
                                 United Methodist
                                 Manor), 9.00%, 11/15/13       5,481,892

 NR        NR         20,400     Loudoun County,
                                 Industrial Development
                                 Authority (Falcons
                                 Landing), 8.75%,
                                 11/1/24                      21,404,904

 NR        NR          2,100     Loudoun County, VA,
                                 Industrial Development
                                 Authority, Residential
                                 Care (Falcons Landing),
                                 9.25%, 7/1/04                 2,258,319

 NR        NR          1,950     New Hampshire Higher
                                 Educational and Health
                                 Facilities (Riverwoods
                                 at Exeter), 8.00%,
                                 3/1/01                        1,993,505

 NR        NR         10,000     New Hampshire Higher
                                 Educational and Health
                                 Facilities (Riverwoods
                                 at Exeter), 9.00%,
                                 3/1/23                       10,830,600

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's    omitted)    Security                 Value
------------------------------------------------------------------------------

Life Care (continued)
------------------------------------------------------------------------------
NR         NR       $  3,500     New Jersey Economic
                                 Development Authority
                                 (Cadbury Corp.),
                                 7.50%, 7/1/21             $   3,509,660

NR         NR         20,000     New Jersey Economic
                                 Development Authority,
                                 Keswick Pines Project,
                                 8.75%, 1/1/24                21,074,800

NR         NR          5,800     Ridgeland, MS, Urban
                                 Renewal, The Orchard
                                 Project Series 1993A,
                                 7.75%, 12/1/15                6,007,524

NR         NR         13,955     Saint Tammany Public
                                 Finance, Christwood
                                 Project, 9.00%,
                                 11/15/25                     14,757,133

NR         NR          4,500     Vermont Industrial
                                 Development Authority
                                 (Wake Robin Corp.),
                                 8.75%, 3/1/23                 4,819,140

NR         NR          7,500     Vermont Industrial
                                 Development Authority
                                 (Wake Robin Corp.),
                                 8.75%, 4/1/23 /(5)/           8,067,450
------------------------------------------------------------------------------

                                                           $ 129,229,616
------------------------------------------------------------------------------

Miscellaneous -- 2.5%
------------------------------------------------------------------------------
NR         NR       $  6,530     American Samoa
                                 Economic Development,
                                 Executive Office
                                 Building, 10.125%,
                                 9/1/08                    $   7,062,587

NR         NR          1,465     Atlanta, GA, Downtown
                                 Development Authority,
                                 (Central Atlanta
                                 Hospitality Childcare,
                                 Inc.), 8.00%, 1/1/26          1,418,882

NR         A-          6,500     Los Angeles Regional
                                 Airports Improvement
                                 Corporation (LAXFuel)
                                 (AMT), 6.50%, 1/1/32          6,561,880

NR         NR          4,585     Mille Lacs Capital
                                 Improvements (Mille
                                 Lacs Band of Chippewa
                                 Indians), 9.25%,
                                 11/1/12                       5,112,642

NR         NR         22,500     New Jersey Sports and
                                 Exposition Authority,
                                 Monmouth Park Project,
                                 8.00%, 1/1/25                24,701,850

NR         NR         10,200     Orange County
                                 Community Activity
                                 Center Revenue Bonds,
                                 8.00%, 3/1/24                 9,638,184
------------------------------------------------------------------------------
                                                           $  54,496,025
------------------------------------------------------------------------------

Nursing Homes -- 7.7%
------------------------------------------------------------------------------
NR         NR       $ 13,550     Bell County, TX,
                                 (Riverside Healthcare,
                                 Inc. - Normandy
                                 Terrace), 9.00%, 4/1/23   $  14,726,276

NR         NR          4,600     Collier County, FL,
                                 IDA, Retirement
                                 Rental, (Beverly
                                 Enterprises - Florida,
                                 Inc.), 10.75%, 3/1/03         5,155,128

NR         NR          5,000     Delaware County, PA
                                 (Mainline - Haverford
                                 Nursing and
                                 Rehabilitation
                                 Centers), 9.00%, 8/1/22       5,505,850

NR         NR          5,460     Hillsborough County,
                                 FL, Industrial
                                 Development Authority,
                                 Center for Independent
                                 Living, Tampa
                                 Projects, 11.00%,
                                 3/1/19/(6)/                   4,914,000

NR         NR          4,650     Hillsborough County,
                                 FL, Industrial
                                 Development Authority,
                                 Center for Independent
                                 Living, Tampa
                                 Projects, 10.25%,
                                 3/1/09/(6)/                   4,185,000

Baa1       NR         10,000     Indianapolis, IN
                                 (National Benevolent
                                 Association - Robin
                                 Run Village), 7.625%,
                                 10/1/22                      10,752,500

NR         NR          3,665     Lackawanna County, PA,
                                 Industrial Development
                                 Authority, (Edella
                                 Street Associates),
                                 8.875%, 9/1/14                3,957,357

NR         NR          3,270     Luzerne County, PA,
                                 Industrial Development
                                 Authority (River
                                 Street Associates),
                                 8.75%, 6/15/07                3,508,350

NR         NR          6,040     Massachusetts Health
                                 and Education
                                 Facilities Authority
                                 (Fairview Extended
                                 Care Services, Inc.),
                                 10.125%, 1/1/11               6,794,638

NR         NR         13,250     Massachusetts IFA, AGE
                                 Institute of
                                 Massachusetts Project,
                                 8.05%, 11/1/25               13,360,505

NR         NR         11,790     Mississippi Finance
                                 Corp. (Magnolia
                                 Healthcare), 7.99%,
                                 7/1/25                       11,674,222

NR         NR          6,750     Missouri Health and
                                 Education Authority
                                 (Bethesda Health Group
                                 of Saint Louis Inc.),
                                 6.625%, 8/15/05               6,887,295

NR         NR         14,000     Missouri Health and
                                 Education Authority
                                 (Bethesda Health Group
                                 of Saint Louis, Inc.),
                                 7.50%, 8/15/12               14,861,700

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
--------------------
                      Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)    Security                 Value
---------------------------------------------------------------------------

Nursing Homes (continued)
---------------------------------------------------------------------------
 NR        NR       $ 12,500     Montgomery County, PA,
                                 Industrial Development
                                 Authority (Advancement
                                 of Geriatric Health
                                 Care Institute),
                                 8.375%, 7/1/23            $  13,118,500

 NR        NR          5,000     New Jersey Economic
                                 Development Authority
                                 (Claremont Health
                                 System, Inc.), 9.10%,
                                 9/1/22                        5,398,100

 NR        NR          5,915     New Jersey Economic
                                 Development Authority
                                 (Victoria Health
                                 Corporation), 7.75%,
                                 1/1/24                        6,024,368

 NR        NR          3,110     Okaloosa County,
                                 (Beverly
                                 Enterprises-Florida,
                                 Inc.), 10.75%, 10/1/03        3,259,529

 NR        NR          3,500     Philadelphia, PA, The
                                 Philadelphia
                                 Protestant Home
                                 Project, 8.625%, 7/1/21       3,716,475

 Baa1      NR          3,870     Racine County, WI,
                                 Health Center, 8.125%,
                                 8/1/21                        3,982,849

 NR        NR          5,000     Rhode Island Health
                                 and Education Building
                                 (Steere House), 8.25%,
                                 7/1/15                        5,259,900

 NR        NR          5,000     Sussex County, DE
                                 (Delaware Health
                                 Corporation), 7.50%,
                                 1/1/14                        5,000,400

 NR        NR          5,000     Sussex County, DE
                                 (Delaware Health
                                 Corporation), 7.60%,
                                 1/1/24                        5,000,400

 NR        NR          4,500     Tarrant County Health
                                 Facilities, TX (3927
                                 Foundation, Inc.),
                                 10.25%, 9/1/19                4,746,060

 NR        NR          2,500     Westmoreland County,
                                 PA, Industrial
                                 Development Authority
                                 (HIghland Health
                                 Systems, Inc.), 9.25%,
                                 6/1/22                        2,677,800
---------------------------------------------------------------------------
                                                           $ 164,467,202
---------------------------------------------------------------------------

Pooled Loans -- 0.2%
---------------------------------------------------------------------------
 A1        AA-      $  5,000     Port Seattle, WA,
                                 6.00%, 12/1/14            $   5,028,050
---------------------------------------------------------------------------
                                                           $   5,028,050
---------------------------------------------------------------------------

Solid Waste -- 1.9%
---------------------------------------------------------------------------
 Baa1      NR       $  2,500     Mercer County, NJ,
                                 Improvement Authority
                                 (AMT), 0%, 4/1/14         $     720,750

 Baa1      NR          5,000     Mercer County, NJ,
                                 Improvement Authority
                                 (AMT), 0%, 4/1/15             1,339,800

 Baa1      NR         10,690     Mercer County, NJ,
                                 Improvement Authority
                                 (AMT), 0%, 4/1/16             2,662,451

 NR        NR         35,000     Robbins, Cook County,
                                 IL (Robbins Resource
                                 Recovery Partners,
                                 L.P.), 8.375%, 10/15/16      36,344,699
---------------------------------------------------------------------------
                                                           $  41,067,700
---------------------------------------------------------------------------

Special Tax Revenue -- 0.2%
---------------------------------------------------------------------------
 Baa       BBB      $  3,815     Inglewood, CA Public
                                 Financing Authority,
                                 In-Town,
                                 Manchester-Prairie and
                                 North Inglewood
                                 Industrial Park
                                 Redevelopment
                                 Projects-Redevelopment
                                 Loans, 7.00%, 5/1/22      $   4,028,907
---------------------------------------------------------------------------
                                                           $   4,028,907
---------------------------------------------------------------------------

Transportation -- 6.7%
---------------------------------------------------------------------------
 Baa       BBB      $  8,000     Denver, CO, Airport
                                 System Revenue (AMT),
                                 7.00%, 11/15/25           $   8,326,240

 Baa       BBB         5,725     Denver, CO, Airport
                                 System Revenue (AMT),
                                 7.50%, 11/15/23               6,281,470

 A         A-          5,000     Hawaii Airport System
                                 (AMT), 7.00%, 7/1/18          5,327,250

 Aaa       NR         13,008     Indiana Transportation
                                 Finance Authority,
                                 6.25%, 11/1/16               14,071,274

 A2        NR          3,492     Indiana Transportation
                                 Finance Authority,
                                 6.25%, 11/1/16                3,590,335

 A1        A+          5,500     Massachusetts State
                                 Turnpike Authority,
                                 5.00%, 1/1/20                 4,880,865

 A1        AA-        15,000     Port Authority of New
                                 York and New Jersey
                                 (AMT), Variable,
                                 1/15/27/(4)/                 15,768,750

 NR        NR         35,100     San Joaquin Hills, CA,
                                 Toll Roads, 0%, 1/1/17        9,847,656

 NR        NR         54,400     San Joaquin Hills, CA,
                                 Toll Roads, 0%, 1/1/18       14,311,008

 NR        NR         46,210     San Joaquin Hills, CA,
                                 Toll Roads, 0%, 1/1/20       10,571,462

 NR        NR         72,685     San Joaquin Hills, CA,
                                 Toll Roads, 0%, 1/1/21       15,441,201



                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
-------------------     Principal
                        Amount
           Standard     (000
Moody's    & Poor's     omitted)    Security                 Value
-----------------------------------------------------------------------------

Transportation (continued)
-----------------------------------------------------------------------------
NR         NR         $ 29,225     San Joaquin Hills, CA,
                                   Toll Roads, 0%, 1/1/22    $    5,816,652

NR         NR           45,045     San Joaquin Hills, CA,
                                   Toll Roads, 0%, 1/1/23         8,399,091

NR         NR          108,260     San Joaquin Hills, CA,
                                   Toll Roads, 0%, 1/1/24        18,911,939

NR         NR           15,000     San Joaquin Hills, CA,
                                   Toll Roads, 0%, 1/1/25         2,454,900
-----------------------------------------------------------------------------
                                                             $  144,000,093
-----------------------------------------------------------------------------

Water and Sewer -- 0.5%
-----------------------------------------------------------------------------
A2         A-         $ 10,000     New York City
                                   Municipal Water
                                   Finance Authority,
                                   6.25%, 6/15/21            $   10,166,600
-----------------------------------------------------------------------------
                                                             $   10,166,600
-----------------------------------------------------------------------------

Total Tax-Exempt Investments
  (identified cost $1,984,862,205)                           $2,133,979,386
-----------------------------------------------------------------------------

Taxable Investment -- 0.0%

Ratings (Unaudited)
-------------------     Principal
                        Amount
           Standard     (000
Moody's    & Poor's     omitted)    Security                 Value
-----------------------------------------------------------------------------

Life Care -- 0.0%
-----------------------------------------------------------------------------
NR         NR         $    725     Ridgeland, MS, Urban
                                   Renewal, The Orchard
                                   Limited Project,
                                   Series 1993B, 9.000%,
                                   12/1/00                   $      730,278
-----------------------------------------------------------------------------
                                                             $      730,278
-----------------------------------------------------------------------------

Total Taxable Investment
    (identified cost $725,000)                               $      730,278
-----------------------------------------------------------------------------

Total Investments -- 100.0%
    (identified cost $1,985,587,205)                         $2,134,709,664
-----------------------------------------------------------------------------

/(1)/ Security has been segregated to cover when-issued securities.

/(2)/ When-issued security.

/(3)/ Non-income producing security.

/(4)/ Security has been issued as an inverse floater bond.

/(5)/ Security has been segregated to cover margin requirements on open financial futures contracts.

/(6)/ The Portfolio is accruing only partial interest on this security.

At March 31, 1997 the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments, is as follows:

               California 12.6%
               Others, representing less than 10% individually 87.4%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1997, 18.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.1% to 8.7% of total investments.

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities



As of March 31, 1997

Assets
-----------------------------------------------------------------------------------------
Investments, at value (Note 1A)
     (identified cost basis $1,985,587,205)                             $ 2,134,709,664
Cash                                                                                922
Receivable for investments sold                                               9,814,585
Interest receivable                                                          39,304,269
Deferred organization expenses (Note 1D)                                         17,345
-----------------------------------------------------------------------------------------
Total assets                                                            $ 2,183,846,785
-----------------------------------------------------------------------------------------


Liabilities
-----------------------------------------------------------------------------------------
Demand note payable (Note 5)                                            $    44,769,000
Payable for investments purchased                                            33,326,180
Payable to affiliate Trustees' fees (Note 2)                                      7,300
Accrued expenses                                                                177,812
-----------------------------------------------------------------------------------------
Total liabilities                                                       $    78,280,292
-----------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio               $ 2,105,566,493
-----------------------------------------------------------------------------------------


Sources of Net Assets
-----------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                 $ 1,956,444,034
Net unrealized appreciation of investments (computed on
     basis of identified cost)                                              149,122,459
-----------------------------------------------------------------------------------------
Total                                                                   $ 2,105,566,493
-----------------------------------------------------------------------------------------

Statement of Operations


For the Six Months Ended
March 31, 1997

Investment Income (Note 1B)
-----------------------------------------------------------------------------------------
Interest income                                                           $  77,255,187
-----------------------------------------------------------------------------------------
Total income                                                              $  77,255,187
-----------------------------------------------------------------------------------------


Expenses
-----------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                           $   4,810,748
Compensation of Trustees not members of the
     Investment Adviser's organization (Note 2)                                  14,616
Interest expense (Note 5)                                                       700,129
Custodian fee                                                                   169,643
Legal and accounting services                                                    75,215
Amortization of organization expenses (Note 1D)                                   9,730
Miscellaneous                                                                    59,379
-----------------------------------------------------------------------------------------
Total expenses                                                            $   5,839,460
-----------------------------------------------------------------------------------------

Net investment income                                                     $  71,415,727
-----------------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
-----------------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)                      $  15,122,044
     Financial futures contracts                                            (18,889,375)
-----------------------------------------------------------------------------------------
Net realized loss on investments transactions                             $  (3,767,331)
-----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                                  $ (13,338,322)
     Financial futures contracts                                              5,721,300
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
     of investments                                                       $  (7,617,022)
-----------------------------------------------------------------------------------------

Net realized and unrealized loss on investments                           $ (11,384,353)
-----------------------------------------------------------------------------------------

Net increase in net assets from operations                                $  60,031,374
-----------------------------------------------------------------------------------------

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                        Six Months Ended
Increase (Decrease)                     March 31, 1997           Year Ended
in Net Assets                           (Unaudited)              September 30, 1996
--------------------------------------------------------------------------------------
From operations --
     Net investment income               $      71,415,727          $    150,829,621
     Net realized gain (loss)
         on investments                         (3,767,331)                1,307,718
     Net change in unrealized
         appreciation (depreciation)
         of investments                         (7,617,022)               21,364,900
--------------------------------------------------------------------------------------
Net increase in net assets
     from operations                     $      60,031,374          $    173,502,239
--------------------------------------------------------------------------------------
Capital transactions --
     Contributions                       $     152,809,022          $    517,368,709
     Withdrawals                              (319,751,905)             (739,039,309)
--------------------------------------------------------------------------------------
Net decrease in net assets
     resulting from
     capital transactions                $    (166,942,883)         $   (221,670,600)
--------------------------------------------------------------------------------------

Total decrease in net assets             $    (106,911,509)         $    (48,168,361)
--------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------
At beginning of period                   $   2,212,478,002          $  2,260,646,363
--------------------------------------------------------------------------------------
At end of period                         $   2,105,566,493          $  2,212,478,002
--------------------------------------------------------------------------------------

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data




                                                 Six Months Ended                        Year Ended September 30,
                                                 March 31, 1997  -------------------------------------------------------------------
                                                 (Unaudited)             1996           1995               1994            1993 *
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Net expenses /(1)/                                      0.54%+            0.49%          0.50%             0.50%           0.47%+
Net expenses after custodian fee reduction              0.54%+            0.48%          0.49%              --              --
Net investment income                                   6.55%+            6.65%          7.00%             6.55%           6.58%+

Portfolio Turnover                                        10%               19%            54%               40%             13%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)        $  2,105,566      $  2,212,478   $  2,260,646      $  2,210,936    $  2,083,322
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

* For the period from the start of business, February 1, 1993, to September 30, 1993.

/(1)/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1    Significant Accounting Policies
     ---------------------------------------------------------------------------
     National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

     A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

     C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

     D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

     E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

     G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued or delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

     H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

     I Other -- Investment transactions are accounted for on a trade date basis.

     J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

     K Interim Financial Information -- The interim financial statements relating to March 31, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2    Investment Adviser Fee and Other Transactions with Affiliates
     ---------------------------------------------------------------------------
     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 1997, the fee was equivalent to 0.44%(annualized) of the Portfolio's average net assets for such period and amounted to $4,810,748. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 1997, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.


3    Investments
     ---------------------------------------------------------------------------
     Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $216,993,467 and $301,600,458, respectively.


4    Federal Income Tax Basis of Investments
     ---------------------------------------------------------------------------
     The cost and unrealized appreciation/depreciation in value of the investments owned at March 31, 1997, as computed on a federal income tax basis, were as follows:

      Aggregate cost                                    $    1,985,587,205
     ---------------------------------------------------------------------------
      Gross unrealized appreciation                     $      165,519,624

      Gross unrealized depreciation                            (16,397,165)
     ---------------------------------------------------------------------------

      Net unrealized appreciation                       $      149,122,459
     ---------------------------------------------------------------------------


5    Line of Credit
     ---------------------------------------------------------------------------
     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. Borrowing will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. For the six months ended March 31, 1997, the average daily loan balance was $11,098,132 and the average interest rate was 6.22%. The maximum borrowings at any month end during the six months ended March 31, 1997 was $91,316,000. At March 31, 1997, the Portfolio had a balance outstanding pursuant to this line of credit of $44,769,000.


6    Financial Instruments
     ---------------------------------------------------------------------------
     The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

     The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     There were no outstanding obligations under these financial instruments at March 31, 1997.

EV Marathon National Municipals Fund as of March 31, 1997

INVESTMENT MANAGEMENT


EV Marathon National Municipals Fund

           Officers                                 Independent Trustees
           Thomas J. Fetter                         Donald R. Dwight
           President                                President, Dwight Partners, Inc.
                                                    Chairman, Newspapers of New England, Inc.
           James B. Hawkes
           Vice President and Trustee               Samuel L. Hayes, III
                                                    Jacob H. Schiff Professor of Investment Banking,
           Robert B. MacIntosh                      Harvard University Graduate School of Business Administration
           Vice President
                                                    Norton H. Reamer
           James L. O'Connor                        President and Director, United Asset
           Treasurer                                Management Corporation

           Thomas Otis                              John L. Thorndike
           Secretary                                Formerly Director, Fiduciary Company Incorporated

                                                    Jack L. Treynor
                                                    Investment Adviser and Consultant


National Municipals Portfolio

           Officers                                 Independent Trustees
           Thomas J. Fetter                         Donald R. Dwight
           President                                President, Dwight Partners, Inc.
                                                    Chairman, Newspapers of New England, Inc.
           James B. Hawkes
           Vice President and Trustee               Samuel L. Hayes, III
                                                    Jacob H. Schiff Professor of Investment Banking,
           Robert B. MacIntosh                      Harvard University Graduate School of Business Administration
           Vice President
                                                    Norton H. Reamer
           Thomas M. Metzold                        President and Director, United Asset
           Vice President and Portfolio Manager     Management Corporation

           James L. O'Connor                        John L. Thorndike
           Treasurer                                Formerly Director, Fiduciary Company Incorporated

           Thomas Otis                              Jack L. Treynor
           Secretary                                Investment Adviser and Consultant

Investment Adviser of
National Municipals Portfolios
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of EV Marathon
National Municipals Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123




EV Marathon National Municipals Fund
24 Federal Street
Boston, MA 02110





--------------------------------------------------------------------------------
  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                    M-HMSRC-5/97